Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 134	$ 431	$ 317	$ 918	$ 1,126	$ 1,004
Impairment charges related to definite-lived intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0